Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Derivative Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	May 08, 2019
Series D Warrant | Altera
Derivatives, Fair Value [Line Items]
Number of shares available through exercise of stock purchase warrant			1,755,000
Brookfield | Stock Purchase Warrants | Altera
Derivatives, Fair Value [Line Items]
Number of shares available through exercise of stock purchase warrant			15,500,000
Goodwill, Intangibles and Other Non-Current Assets
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 668
Accrued Liabilities and Other
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	180
Accrued Liabilities and Other | Derivative
Derivatives, Fair Value [Line Items]
Interest Payable	0
Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	0
Derivatives not designated as a cash flow hedge | Interest Rate Swap Agreements | Goodwill, Intangibles and Other Non-Current Assets
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	668	$ 0
Derivatives not designated as a cash flow hedge | Interest Rate Swap Agreements | Accrued Liabilities and Other
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	(118)	(1,260)
Derivatives not designated as a cash flow hedge | Interest Rate Swap Agreements | Accrued Liabilities and Other | Derivative
Derivatives, Fair Value [Line Items]
Interest Payable		(548)
Derivatives not designated as a cash flow hedge | Interest Rate Swap Agreements | Accrued Liabilities and Other | Accrued interest
Derivatives, Fair Value [Line Items]
Interest Payable	0
Derivatives not designated as a cash flow hedge | Interest Rate Swap Agreements | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	0	$ (597)
Derivatives not designated as a cash flow hedge | Forward freight agreements | Goodwill, Intangibles and Other Non-Current Assets
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0
Derivatives not designated as a cash flow hedge | Forward freight agreements | Accrued Liabilities and Other
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	4
Derivatives not designated as a cash flow hedge | Forward freight agreements | Accrued Liabilities and Other | Derivative
Derivatives, Fair Value [Line Items]
Interest Payable	0
Derivatives not designated as a cash flow hedge | Forward freight agreements | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	0
Derivatives not designated as a cash flow hedge | Foreign currency forward contracts | Goodwill, Intangibles and Other Non-Current Assets
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0
Derivatives not designated as a cash flow hedge | Foreign currency forward contracts | Accrued Liabilities and Other
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	58
Derivatives not designated as a cash flow hedge | Foreign currency forward contracts | Accrued Liabilities and Other | Derivative
Derivatives, Fair Value [Line Items]
Interest Payable	0
Derivatives not designated as a cash flow hedge | Foreign currency forward contracts | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	$ 0